Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
9.	Income Taxes

The effective income tax rate, which is provision for income taxes as a percentage of income before provision for income taxes and equity income, differs from the amount determined by applying the applicable U.S. statutory federal income tax rate to pretax results primarily as a result of the following:

	Nine Months Ended September 30,
	2013	2012
Statutory provision rate	35.0%	35.0%
Permanent differences and other items
State tax provision	7.9%	3.6%
Section 199 manufacturing credit	(6.9%)	(2.8%)
Return to provision adjustments / Uncertain tax positions	(1.4%)	(3.1%)
Non-deductible non-cash compensation	48.7%	41.2%
Other	1.1%	1.5%

Effective income tax rate	84.4%	75.4%

The “Non-deductible non-cash compensation” expense as described further in note 14, “Profits Interest Awards,” is not deductible in the Company’s tax returns and has been reflected as a permanent difference in the effective tax rate reconciliations above.

As of September 30, 2013 and December 31, 2012, the Company had $25,841 and $27,401 respectively, of unrecognized tax benefits, none of which would impact the effective tax rate, if recognized. Estimated interest and penalties expense related to the underpayment of income taxes were $29 for nine months ended September 30, 2013. During the nine months ended September 30, 2012, the Company revised its estimate of interest and penalties expense related to the underpayment of income taxes, which resulted in a $138 reduction of the accrual. Estimated interest and penalties expense are classified as a component of income tax expense in the accompanying consolidated statements of operations. Accrued interest and penalties as of September 30, 2013 and December 31, 2012 were $64 and $35, respectively, inclusive of the estimated interest and penalties mentioned above. The Company’s liability for uncertain tax positions of $25,905 and $27,436 at September 30, 2013 and December 31, 2012, respectively, are presented in other noncurrent liabilities.

The Company is subject to income taxation in several jurisdictions around the world. Management believes that an adequate provision has been made for any adjustments that may result from tax examinations. However, the outcome of tax audits cannot be predicted with certainty. If any issues addressed in the Company’s tax audits are resolved in a manner not consistent with management’s expectations, the Company could be required to adjust its provision for income tax in the period such resolution occurs. Although timing of the resolution and/or closure of audits is not certain, the Company believes it has adequately reserved for any potential tax exposures at September 30, 2013. The Internal Revenue Service completed its examination of the Corporation’s income tax returns through the period ended December 31, 2010. The Company’s U.S. federal returns for the period ended December 31, 2011 and all subsequent periods remain open for audit. The majority of state returns for the period ended September 30, 2010 and all subsequent periods remain open for audit.

11.	Income Taxes

Income before provision for income taxes and equity income is comprised of the following:

	Year Ended December 31,
	2012	2011	2010
Domestic	$24,583	$81,534	$61,903
Foreign	6,502	4,303	5,388

Total	$31,085	$85,837	$67,291

The provision for income taxes is summarized as follows:

	Year Ended December 31,
	2012	2011	2010
Current tax provision
U.S. federal	$10,329	$16,518	$13,663
State and local	1,923	3,347	5,660
Foreign	1,685	1,081	1,312

Total current	13,937	20,946	20,635

Deferred tax provision
U.S. federal	4,389	10,209	5,760
State and local	571	188	372
Foreign	288	94	(91)

Total deferred	5,248	10,491	6,041

Total provision	$19,185	$31,437	$26,676

The effective income tax rate differs from the amount determined by applying the applicable U.S. statutory federal income tax rate to pretax results primarily as a result of the following:

	Year Ended December 31,
	2012	2011	2010
Statutory provision rate	35.0%	35.0%	35.0%
Permanent differences and other items
State tax provision	6.7%	3.9%	6.0%
Section 199 manufacturing credit	(3.2%)	(2.3%)	(1.5%)
Incremental tax effects of foreign earnings	1.8%	0.2%	0.3%
Return to provision adjustments	1.2%	(0.7%)	(2.2%)
Re-rate of deferred taxes	(0.8%)	(0.3%)	(0.2%)
Non-deductible non-cash compensation	22.0%	0.4%	1.8%
Other	(1.0%)	0.4%	0.4%

Effective income tax rate	61.7%	36.6%	39.6%

The “Non-deductible non-cash compensation” expense as described further in note 17, “Profits Interest Awards,” is not deductible in the Company’s tax returns and has been reflected as a permanent difference in the effective tax rate reconciliations above.

Deferred tax assets and liabilities are comprised of the following:

	As of December 31,
	2012	2011
Deferred tax assets
Inventory	$48,932	$50,936
Accruals and other reserves	7,721	8,376
Financing fees	—	731
Accounts receivable	1,082	939
UNICAP adjustment	1,278	1,319
Derivative contracts	487	1,104
Other	680	—

Gross deferred tax assets	$60,180	$63,405
Deferred tax liabilities
Investments in foreign entities	$7,310	$6,507
Fixed assets and intangibles	11,122	7,139
Financing fees	2,145	—
Other	—	762

Gross deferred tax liability	20,577	14,408

Net deferred tax asset	$39,603	$48,997

Net current deferred tax asset	$33,465	$29,027
Net long-term deferred tax asset	6,138	19,970

Net deferred tax asset	$39,603	$48,997

At December 31, 2012, the inventory deferred tax asset includes $25,521 related to the impact of the November 19, 2007 purchase price allocations to LIFO inventories for tax purposes, which resulted in a bargain purchase gain. There is a corresponding liability recorded in the Company’s other noncurrent liabilities in accordance with the provisions of ASC 740, Income Taxes.

The net deferred tax assets do not require a valuation allowance at December 31, 2012 and 2011 as it is more likely than not that the tax benefit will be realized.

The Company does not assert permanent reinvestment on the excess of its financial reporting over tax basis of its foreign investments. As a result, deferred tax liabilities of $7,310 and $6,507 have been established on the U.S. federal and state income taxes, net of applicable credits, on the excess financial reporting over tax basis of its foreign entities at December 31, 2012 and 2011, respectively. The Company plans foreign remittance amounts based on projected cash flow needs as well as the working capital and long-term investment requirements of its foreign subsidiaries and its domestic operations.

At December 31, 2012, the Company has a foreign tax credit carryforward of $514 which will expire by 2022.

Uncertain Tax Positions

The Company accounts for its income tax positions under the provisions of ASC 740, which was initially adopted on November 19, 2007. ASC 740 prescribes a minimum threshold a tax position is required to meet before being recognized in these consolidated financial statements. ASC 740 requires the Company to recognize in its consolidated financial statements tax positions determined more likely than not to be sustained upon examination, based on the technical merits of the position.

The Company is subject to income taxation in several jurisdictions around the world. Resolution of the related tax positions through negotiations with relevant tax authorities or through litigation may take years to complete. Therefore, it is difficult to predict the timing for resolution of tax positions. However, the Company does not anticipate that the total amount of unrecognized tax benefits will increase or decrease significantly in the next twelve months. The Company’s U.S. federal returns and the majority of state returns for the period ended September 30, 2009 and all subsequent periods remain open for audit. The Company’s federal returns are currently under examination by the Internal Revenue Service for the periods ended September 30, 2009 through December 31, 2010. The Company believes it has adequately reserved for any potential tax exposures at December 31, 2012.

At December 31, 2012 and 2011, the Company had $27,401 and $31,340, respectively, of unrecognized tax benefits, none of which would impact the effective tax rate, if recognized. Estimated interest and penalties related to the underpayment of income taxes are classified as a component of income tax expense in the accompanying consolidated statements of operations. Accrued interest and penalties as of December 31, 2012 and 2011 were $35 and $301, respectively. The Company’s liability for uncertain tax positions, including accrued interest and penalties, of $27,436 and $31,641 at December 31, 2012 and 2011, respectively, are presented in other noncurrent liabilities.

A reconciliation of the summary of activity of the Company’s uncertain tax positions is summarized as follows:

Balance at January 1, 2011	$35,483
Additions for tax positions related to prior years	207
Reductions for tax positions related to prior years	(4,350)

Balance at December 31, 2011	$31,340
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	(1,963)
Reductions due to tax settlements	(1,515)
Reductions due to tax statute of limitations	(461)

Balance at December 31, 2012	$27,401

From 2007 through 2009, the Company’s tax year end was September 30 and its fiscal year end was December 31. During 2010, the Company filed a request to change its tax year end to December 31. The effective date of this request was December 31, 2010. Accordingly, the Company filed a stub year income tax return for the period from October 1, 2010 through December 31, 2010.